Business combination - Fair value of major classes of identifiable assets acquired and liabilities assumed - Parenthetical (Details) - Reliable Financial Services $ in Thousands	Aug. 01, 2018 USD ($)
Business Acquisition
Loans	$ 1,802,463
Fair value adjustment
Business Acquisition
Loans	(126,908)
Auto Loan
Business Acquisition
Loans	1,600,000
Auto Loan | Fair value adjustment
Business Acquisition
Loans	106,000
Commercial Loans
Business Acquisition
Loans	341,000
Commercial Loans | Fair value adjustment
Business Acquisition
Loans	$ 4,000